March 3, 2004

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

                  Re: The Gabelli Equity Trust Inc. (the "Fund")
                  FILE NOS. 33-42780 AND 811-04700
                  --------------------------------

Dear Sir or Madam:

         Pursuant to Rule 497(c) promulgated under the Securities Act of 1933, as amended (the "1933 Act"), please accept for filing on behalf of the above-referenced Fund, this letter requesting that you please disregard two electronic submissions submitted on February 6, 2004 via the EDGAR System pursuant to Rule 497(j) and Rule 497(c) (Accession #0000935069-04-000200 and #0000935069-04-000202, respectively) promulgated under the 1933 Act.

         The above-referenced filings relate to another registrant and were erroneously filed via the EDGAR System using the Fund's CIK and CCC information.

         Any  questions  with respect to this filing should be directed to me at
(617) 338-4426.

                                              Very truly yours,

                                              /S/ AARON REMORENKO
                                              -------------------
                                              Aaron Remorenko
                                              Regulatory Administrator

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         D. Schloendorn - Willkie Farr & Gallagher LLP
         T. Hamlin
         L. Dowd